STOCK OPTIONS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Share price			$ 2.08
Exercise price			$ 2.08
Risk-free interest rate			2.48%
Expected volatility			105.36%
Expected option life in years			10 years
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Statement [Line Items]
Share price	$ 1.75	$ 1.81
Exercise price	$ 1.75	$ 1.81
Risk-free interest rate	1.60%	1.12%
Expected volatility	107.05%	81.34%
Expected option life in years		4 years
Maximum [Member]
Statement [Line Items]
Share price	$ 1.83	$ 2.86
Exercise price	$ 1.83	$ 2.86
Risk-free interest rate	1.64%	1.67%
Expected volatility	107.47%	106.56%
Expected option life in years	10 years	10 years